Cover	12 Months Ended
Dec. 31, 2020 shares
Cover [Abstract]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2020
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2020
Current Fiscal Year End Date	--12-31
Entity File Number	001-35165
Entity Registrant Name	Brainsway Ltd.
Entity Central Index Key	0001505065
Entity Incorporation, State or Country Code	L3
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	22,250,534